Summary Of Significant Accounting Policies - Additional Information (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Employee benefit plan, percentage of investments invested in common stock	2.90%	4.20%
Employee benefit plan, contribution receivable	$ 208,866	$ 173,606